RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19.	RELATED PARTY TRANSACTIONS

The Group had the following balances and transactions with related parties:

Balances:

	As of	As of
	February 28,	February 28,
	2017	2018

Amounts due from related parties-current (i)	$3,424,285	$3,228,839
Amounts due to related parties-current (ii)	$3,042,785	$8,745,624
Amounts due to related parties-non-current (ii)	$2,840,000	$270,657

Transactions:

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Services fees	$426,084	$596,987	$879,796
Other revenue	$-	$60,657	$1,016,040
Purchase of equipment	$-	$-	$947,281
Disposal gain (iii)	$-	$-	$3,043,589

(i)	The amounts due from related parties represent loans, prepayments to certain investees and advance received by an investee on behalf of the Group.

(ii)	The amounts due to related parties are in connection with investment payable and advanced service fees received from related parties.

(iii)	As disclosed in Note 14(a)(3), the Group sold part of equity interest in Babytree Inc. to Gongying Fund and recognized $3,043,589 disposal gain.